CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	4 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (1,402,982)	$ (2,213,119)	$ (6,010,734)	$ (2,135,573)
Income (loss) from discontinued operations, net of income taxes	(111,927)	148,513	136,310	457,566
Loss from continuing operations	(1,291,055)	(2,361,632)	(6,147,044)	(2,593,139)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	37,000	32,955	133,907	21,200
Receivable collateral valuation service			502,315
Amortization of debt issuance costs			266,473
Gain on disposal of property and equipment		(5,879)	(5,879)
Depreciation and amortization	159,269	121,812	397,923	264,082
Loss on settlement of accrued interest		3,339	3,339
Issuance of convertible notes in exchange for services rendered		38,175	38,175	22,000
Stock-based compensation	154,062	81,605	347,657
Common shares and warrants issued for services rendered			113,000
Changes in operating assets and libilities, net of effects of acquisition:
Accounts receivable	(288,117)	(30,001)	(327,524)	468,424
Accounts receivable, secured - related party				7,376
Prepaid expenses	27,107	(44,683)	(89,265)	(97,474)
Other current assets	69,000	210	(68,790)	(210)
Other assets			(18,622)
Accounts payable	97,609	727,214	(186,701)	390,628
Accrued expenses	52,658	191,532	252,771	(123,338)
Deferred rent	10,593	(1,073)	(4,291)	(2,324)
Deferred revenue	121,933	114,162	200,846	(36,555)
Other current liabilities	(69,000)		69,000
Net cash used in operating activities	(918,941)	(1,132,264)	(4,522,710)	(1,679,330)
Cash flow from investing activities:
Cash acquired as part of merger		(378)	337	3,200
Purchases of property and equipment	(166,214)	(200,933)	(479,846)	(1,060,887)
Purchases of courseware		(8,200)	(25,300)	(54,090)
Increase in restricted cash	(181)		(264,992)
Advances to officer for note receivable				(388,210)
Proceeds received from officer loan repayment		150,000	150,000	238,210
Net cash used in investing activities	(166,395)	(59,511)	(619,801)	(1,261,777)
Cash flows from financing activities:
Proceeds from (repayments on) line of credit, net		(8,215)	16,785	(10,284)
Proceeds from issuance of common shares and warrants, net	1,041,540		3,025,236
Principal payment on note payable				(30,871)
Proceeds received from issuance of convertible notes and warrants		1,059,000	1,706,000	255,000
Proceeds from related party for convertible notes			600,000	73,000
Disbursemenents for debt issuance costs		(112,020)	(266,473)
Proceeds from issuance of series A, D and E preferred stock				3,469,985
Payments for stockholder rescissions				(165,000)
Proceeds from note payable			22,000
Disbursements to purchase treasury shares			(202,000)	(761,200)
Net cash provided by financing activities	1,041,540	938,765	4,901,548	2,830,630
Cash flows from discontinued operations:
Cash flows from operating activities	191,540	78,398	51,599	582,241
Net cash provided by discontinued operations	191,540	78,398	51,599	582,241
Net increase (decrease) in cash and cash equivalents	147,744	(174,612)	(189,364)	471,764
Cash and cash equivalents at beginning of year	577,238	766,602	766,602	294,838
Cash and cash equivalents at end of year	724,982	591,990	577,238	766,602
Supplemental disclosure of cash flow information:
Cash paid for interest	1,494	2,681	273,718	34,804
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of all preferred shares into common shares		3,469,985	3,469,985
Conversion of convertible notes payable into common shares		20,000	1,775,825
Issuance of stock options to officers to settle accrued payroll			238,562
Conversion of loans payable to convertible notes payable		200,000	200,000
Issuance of common shares and warrants to settle accrued interest			70,654
Issuance of stock options to officers to settle note payable		22,000	22,000
Liabilities assumed in recapitalization		21,206	21,206
Settlement of notes payable by disposal of property and equipment		15,151	15,151
Issuance of convertible notes payable to pay for accounts payable		11,650	11,650
Conversion of convertible notes payable into Preferred Series B shares				$ 350,000